FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS - CARRYING VALUE AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Level 3 - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Carrying Value | Current maturities of long-term debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	$ (40,000)	$ (40,000)	$ 0
Carrying Value | Long-term debt, net of current maturities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	(1,167,897)	(1,176,871)	0
Fair Value | Current maturities of long-term debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	(40,375)	(39,850)	0
Fair Value | Long-term debt, net of current maturities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	$ (1,210,554)	$ (1,204,548)	$ 0